Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings per Share [Abstract]
Reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations

	Three Months Ended June 30,
	2012	2011
Income from continuing operations	$129	$150

Weighted average common shares for basic earnings per share	195	189
Effect of dilutive stock options and restricted stock awards	3	6

Weighted average common shares for diluted earnings per share	198	195

Basic earnings per share	$0.67	$0.79

Diluted earnings per share	$0.66	$0.77

	Six Months Ended June 30,
	2012	2011
Income from continuing operations	$258	$179

Weighted average common shares for basic earnings per share	193	188
Effect of dilutive stock options and restricted stock awards	4	7

Weighted average common shares for diluted earnings per share	197	195

Basic earnings per share	$1.34	$0.95

Diluted earnings per share	$1.31	$0.92